LEASES AND SHIP CHARTERS	12 Months Ended
Dec. 31, 2018
Disclosure of leases [Abstract]
LEASES AND SHIP CHARTERS
38	LEASES AND SHIP CHARTERS

a)	As Lessor

The Group has chartered out a number of ships under time charter party agreements which are classified as operating leases. These charters have an average term of one to seven years. Operating lease receipts are recognised in profit or loss during the year as part of revenue.

Note 28 provides details of charter hire revenue earned during the year.

Future minimum charter receipts receivable under non-cancellable operating leases as at
31
December are as follows:

Chartered to third parties
	2018	2017	2016
	US$’000	US$’000	US$’000

Within 1 year	5,183	5,183	11,420
Between two to five years	2,067	17,717	18,828
After five years	-	-	7,337
	7,250	22,900	37,585
b)	As Lessee

The Group has entered into time charter party agreements, classified as operating leases, to charter ships. These charters have terms of five to 10 years with renewal options included in the contracts. Operating lease payments are recognised in profit or loss during the year as part of voyage expenses (classified into ‘cost of sales’).

Future minimum lease payments payable under the non-cancellable operating leases as at
31
December are as follows:

	2018	2017	2016
	US$’000	US$’000	US$’000

Within 1 year	50,564	80,350	80,205
Between two to five years	52,884	94,177	143,034
After five years	20,432	6,171	15,984
	123,880	180,698	239,223

	2018	2017	2016
	US$’000	US$’000	US$’000

Minimum lease payments under operating leases recognised as an expense in the year	107,251	148,986	136,350

Office leases
Within 1 year	671	5,596	5,129
Between two to five years	116	19,413	15,333
After 5 years	-	5,779	6,285
	787	30,788	26,747
Residential property leases
Within 1 year	338	236	269
Between two to five years	132	86	48
	470	322	317
Other leases
Within one year	-	159	61
Between two to five years	-	46	1
	-	205	62
The Group has entered into 6 (2017: 3 and 2016: 3) office leases which have a remaining non-cancellable lease term ranging from 3 to 21 months (2017: 3 to 20 months and 2016: 2 to 33 months).

The Group has entered into 8 (2017: 8 and 2016: 8) residential property leases which have a remaining non-cancellable lease term ranging from
12
 to
20
 months (2017:
2
to
21
months and 2016:
2
to
16
months, respectively). 3 (2017: 3 and 2016: 3) of the residential leases are for directors’ accommodation (Note 5).